Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense (benefit):
Federal	$ 0	$ 0
State	0	0
Deferred income tax expense (benefit):
Federal	(22)	96
State	(3)	22
Total income tax expense (benefit)	$ (25)	$ 118